Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 6 — Related party balances and transactions

The relationship of related parties

Name of Related Party	Relationship to the Group
Stewart Lor	Co-CEO
Ban Lor	Co-founder, Co-CEO’s brother
Yuxia Xu	CFO
Phillip Tao Qiu	Independent Director
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent

Due from related parties (1)

	June 30, 2025	December 31, 2024
Ban Lor	$6,678	$13,700
Stewart Lor	290,257	348,714
Yuxia Xu	105,715	60,700
Phillip Tao Qiu	210,973	470,931
Xiaoyan Liu	3,434	3,370
Subtotal	$617,057	$897,415

(1)	From time to time, the Group advances funds to senior management, mainly for expanding oversea business purpose.

Due to a related party (1)

	June 30, 2025	December 31, 2024
Zhongchuan Dadi (Beijing) Technology Co., LTD	$222	$218

(1)	The above balance represent unpaid expenses to the related party.

Related party transactions

		For the Six Months Ended June 30,
		2025	2024
Stewart Lor	Interest income	$7,959	$8,003
Yuxia Xu	Interest income	$-	$6,998

Loan guarantee provided by related parties

In connection with the Group’s short term bank loans, Mr. Stewart Lor pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s bank loans. (See Note 7).